Florida Insured Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Housing -- 16.0%
--------------------------------------------------------------------------------
 Aaa       NR       $  360     Duval County, FL, Housing
                               Finance Authority, Single
                               Family Mortgage Revenue,
                               (GNMA), (AMT),
                               6.70%, 10/1/26                      $   386,104

 Aaa       AAA         750     Escambia, FL, HFA, SFMR,
                               (GNMA), (AMT), 7.00%, 4/1/28            827,415

 Aaa       NR          730     Manatee, FL, HFA, SFMR,
                               (GNMA), (AMT), 6.875%,
                               11/1/26                                 810,110

 Aaa       NR        1,000     Pinellas County, FL, HFA,
                               SFMR, (AMT), 5.80%, 3/1/29            1,029,620

 NR        AAA         795     Pinellas, FL, HFA, SFMR,
                               (GNMA), (AMT), 6.70%, 2/1/28            853,274
--------------------------------------------------------------------------------
                                                                   $ 3,906,523
--------------------------------------------------------------------------------

Insured-Education -- 2.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Florida A&M University,
                               (Student Apartment
                               Facilties), (MBIA), 5.625%,
                               7/1/25                              $   524,375
--------------------------------------------------------------------------------
                                                                   $   524,375
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 9.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $  445     Citrus County, FL, PCR,
                               (MBIA), 6.35%, 2/1/22               $   488,374

 Aaa       AAA         895     Florida State Municipal
                               Power Agency, (Stanton
                               Project), (AMBAC),
                               4.50%, 10/1/27                          817,099

 Aaa       AAA       1,000     Puerto Rico Electric Power
                               Authority, (MBIA), 5.50%,
                               7/1/25                                1,032,510
--------------------------------------------------------------------------------
                                                                   $ 2,337,983
--------------------------------------------------------------------------------

Insured-Hospitals -- 0.8%
--------------------------------------------------------------------------------
 Aaa       AAA      $  200     Dade, FL, Public Facilities
                               Revenue, (Jackson Memorial
                               Hospital), (MBIA), 4.875%,
                               6/1/15                              $   197,796
--------------------------------------------------------------------------------
                                                                   $   197,796
--------------------------------------------------------------------------------

Insured-Housing -- 14.5%
--------------------------------------------------------------------------------
 NR        A        $  375     Clearwater, FL, HFA,
                               (Hamptons at Clearwater),
                               (ACA), 5.30%, 5/1/18                $   376,136

 NR        A           500     Clearwater, FL, HFA,
                               (Hamptons at Clearwater),
                               (ACA), 5.35%, 5/1/24                    501,510

 Aaa       AAA         500     Florida Health Facilities
                               Authority, (Maitland Club
                               Apartments), (AMBAC),
                               (AMT), 6.875%, 8/1/26                   545,740

 Aaa       AAA       1,000     Florida HFA, (Mariner Club
                               Apartments), (AMBAC),
                               (AMT), 6.375%, 9/1/36/(1)/            1,072,770

 Aaa       AAA         500     Florida HFA, (MBIA), (AMT),
                               5.90%, 7/1/29                           520,210

 Aaa       AAA         500     Florida HFA, (Spinnaker
                               Cove Apartments), (AMBAC),
                               (AMT), 6.50%, 7/1/36                    538,405
--------------------------------------------------------------------------------
                                                                   $ 3,554,771
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Dade County, FL, Resources
                               Recovery Facilities,
                               (AMBAC), (AMT),
                               5.50%, 10/1/13                      $   525,085
--------------------------------------------------------------------------------
                                                                   $   525,085
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 18.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Bradenton, FL, Special
                               Revenue Sub-Lien, (FGIC),
                               5.00%, 10/1/15                      $ 1,004,500

 Aaa       AAA       1,000     Jacksonville, FL, Excise
                               Taxes Revenue, (FGIC),
                               5.00%, 10/1/16                        1,003,740

 Aaa       AAA       1,000     Jacksonville, FL, Excise
                               Taxes Revenue, (FGIC),
                               (AMT), 5.70%, 10/1/09                 1,049,980

 Aaa       AAA         250     Orange, FL, Tourist
                               Development Tax, (MBIA),
                               6.00%, 10/1/24                          272,825

 Aaa       AAA         505     St. Petersburg, FL, Excise
                               Tax Revenue, (FGIC), 5.00%,
                               10/1/16                                 506,101

 Aaa       AAA         340     Sunrise, FL, Public
                               Facilities Revenue, (MBIA),
                               0.00%, 10/1/15                          144,293

 Aaa       AAA         500     Tampa, FL, Occupational
                               License Tax Revenue,
                               (FGIC), 5.50%, 10/1/27                  521,700
--------------------------------------------------------------------------------
                                                                   $ 4,503,139
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Insured Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Insured-Transportation -- 12.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Dade County, FL, Aviation
                               Revenue, (Miami International
                               Airport-Series B), (FSA),
                               (AMT), 5.125%, 10/1/22              $   990,940

 Aaa       AAA       1,000     Dade County, FL, Seaport
                               Revenue, (MBIA), 5.125%,
                               10/1/16                               1,011,820

 Aaa       AAA       1,000     Florida Ports Financing
                               Commission, (State
                               Transportation Trust Fund),
                               (MBIA), (AMT), 5.375%,
                               6/1/27                                1,013,920
--------------------------------------------------------------------------------
                                                                   $ 3,016,680
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 24.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Dade County, FL, Water And
                               Sewer System Revenue,
                               (FGIC), 5.25%, 10/1/26              $   506,060

 Aaa       AAA         325     Dade County, FL, Water and
                               Sewer System, (FGIC),
                               5.375%, 10/1/16                         337,110

 Aaa       AAA         735     Enterprise Community
                               Development District, FL,
                               Water and Sewer Revenue,
                               (MBIA), 6.125%, 5/1/24                  803,414

 Aaa       AAA       1,000     Jacksonville, FL, Water and
                               Sewer Revenue, (AMBAC),
                               (AMT), 6.35%, 8/1/25                  1,108,030

 Aaa       AAA       1,000     Lee County, FL, (Bonita
                               Springs), (MBIA), (AMT),
                               6.05%, 11/1/20                        1,087,520

 Aaa       AAA          70     North Port, FL, Utility
                               Revenue, (FGIC), 6.25%,
                               10/1/17                                  76,861

 Aaa       AAA         500     North Port, FL, Utility
                               Revenue, (FGIC), 6.25%,
                               10/1/22                                 549,015

 Aaa       AAA         400     Titisville, FL, Water and
                               Sewer Revenue, (MBIA),
                               6.00%, 10/1/24                          436,520

 Aaa       AAA       1,000     Vero Beach, FL, Water and
                               Sewer Revenue, (FGIC),
                               5.00%, 12/1/21                          983,520
--------------------------------------------------------------------------------
                                                                   $ 5,888,050
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $22,620,877)                                  $24,454,402
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At January 31, 1998, the Portfolio's insured securities by financial institution are as follows:


                                                              % of
                                            Market Value      Market Value
--------------------------------------------------------------------------------
American Capital Access (ACA)               $  877,646         3.6%
American Municipal Bond Assurance
    Corp. (AMBAC)                            4,607,129        18.8
Financial Guaranty Insurance
    Corp. (FGIC)                             6,538,588        26.7
Financial Security Assurance
    (FSA)                                      990,940         4.1
Municipal Bond Insurance Assoc.
    (MBIA)                                   7,533,577        30.8
--------------------------------------------------------------------------------

Total                                      $20,547,880        84.0%
--------------------------------------------------------------------------------

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Hawaii Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS



Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------  Principal
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted)   Security                            Value
--------------------------------------------------------------------------------


Electric Utilities -- 2.9%
--------------------------------------------------------------------------------
Baa1      BBB+        $1,500     Puerto Rico Electric Power
                                 Authority, 0.00%, 7/1/17            $   568,395
--------------------------------------------------------------------------------
                                                                     $   568,395
--------------------------------------------------------------------------------


General Obligations -- 7.3%
--------------------------------------------------------------------------------
Aa2       AA          $  750     City and County of Honolulu,
                                 HI, 4.75%, 9/1/17                   $   724,905

Baa1      A              285     Commonwealth of Puerto
                                 Rico, Public Improvement,
                                 0.00%, 7/1/15                           121,598

NR        BBB            400     Government of Guam, 5.375%,
                                 11/15/13                                406,452

Aa3       A+             140     State of Hawaii, 5.75%,
                                 1/1/11                                  155,617
--------------------------------------------------------------------------------
                                                                     $ 1,408,572
--------------------------------------------------------------------------------


Hospitals -- 14.7%
--------------------------------------------------------------------------------
A2        A+          $  400     State of Hawaii Department
                                 of Budget and Finance,
                                 (Kaiser Permanente), 6.25%,
                                 3/1/21                              $   425,004

A         A              635     State of Hawaii Department
                                 of Budget and Finance,
                                 (Kapiolani Health System),
                                 6.00%, 7/1/19                           669,506

Aa3       AA             870     State of Hawaii Department
                                 of Budget and Finance,
                                 (Queens Health System),
                                 5.75%, 7/1/26                           918,111

NR        BBB-           750     State of Hawaii Department
                                 of Budget and Finance,
                                 Special Purpose Mortgage
                                 Revenue, (Wahiawa General
                                 Hospital), 7.50%, 7/1/12                828,083
--------------------------------------------------------------------------------
                                                                     $ 2,840,704
--------------------------------------------------------------------------------


Housing -- 8.9%
--------------------------------------------------------------------------------
Aa1       AA          $  500     State of Hawaii Housing
                                 Finance and Development
                                 Corp., 5.75%, 7/1/30                $   511,750

Aa1       AA           1,000     State of Hawaii Housing
                                 Finance and Development,
                                 Single Family Mortgage
                                 Bonds, 5.90%, 7/1/27/(1)/             1,038,899

Aa1       AA             175     State of Hawaii Housing
                                 Finance and Development,
                                 Single Family Mortgage
                                 Bonds, (AMT), 6.00%, 7/1/26             181,183
--------------------------------------------------------------------------------
                                                                     $ 1,731,832
--------------------------------------------------------------------------------


Industrial Development Revenue/Pollution Control Revenue -- 4.2%
--------------------------------------------------------------------------------
A1        AA-         $  550     Puerto Rico Industrial,
                                 Tourist, Educational,
                                 Medical and Environmental
                                 Control Authority, (Upjohn
                                 Co.), 7.50%, 12/1/23                $   584,144

Ba3       BB-            220     State Department of
                                 Transportation, HI,
                                 (Continental Airlines,
                                 Inc.), (AMT), 5.625%,
                                 11/15/27                                220,581
--------------------------------------------------------------------------------
                                                                     $   804,725
--------------------------------------------------------------------------------


Insured-Education -- 5.5%
--------------------------------------------------------------------------------
Aaa       AAA         $  500     Hawaii State Housing
                                 Development Corp.,
                                 (University of Hawaii),
                                 (AMBAC), 5.65%, 10/1/16             $   528,855

Aaa       AAA            500     University of Hawaii Board
                                 of Regents, University
                                 System, (AMBAC),
                                 5.65%, 10/1/12                          530,150
--------------------------------------------------------------------------------
                                                                     $ 1,059,005
--------------------------------------------------------------------------------


Insured-Electric Utilities -- 11.8%
--------------------------------------------------------------------------------
Aaa       AAA         $  100     Puerto Rico Electric Power
                                 Authority, "STRIPES", (FSA),
                                 Variable Rate, 7/1/03/(2)/          $   115,875

Aaa       AAA            500     State of Hawaii Department
                                 of Budget and Finance,
                                 (Hawaii Electric Co.,
                                 Inc.), (AMT), (MBIA),
                                 6.20%, 5/1/26                           546,995

Aaa       AAA            500     State of Hawaii Department
                                 of Budget and Finance,
                                 (Hawaii Electric Co.,
                                 Inc.), (AMT), (MBIA),
                                 6.60%, 1/1/25                           557,285

Aaa       AAA          1,000     State of Hawaii Department
                                 of Budget and Finance, HI,
                                 (Hawaiian Electric Co.),
                                 (MBIA), (AMT), 5.65%, 10/1/27         1,055,999
--------------------------------------------------------------------------------
                                                                     $ 2,276,154
--------------------------------------------------------------------------------


Insured-General Obligations -- 21.0%
--------------------------------------------------------------------------------
Aaa       AAA         $  250     City and County of
                                 Honolulu, HI, (FGIC),
                                 5.00%, 11/1/16                      $   250,423

Aaa       AAA            700     County of Hawaii, HI,
                                 (FGIC), 5.55%, 5/1/10                   768,943

Aaa       AAA            305     County of Kauai, HI,
                                 (MBIA), 5.90%, 2/1/14                   332,014

                       See notes to financial statements

Hawaii Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)   Principal
--------------------  Amount
          Standard    (000's
Moody's   & Poor's    omitted)   Security                            Value
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
Aaa         AAA       $  910     County of Maui, HI, (FGIC),
                                 5.00%, 9/1/17                       $   911,547

Aaa         AAA          420     County of Maui, HI, (FGIC),
                                 5.30%, 9/1/14                           438,249

Aaa         AAA          250     County of Maui, HI, (FGIC),
                                 5.75%, 1/1/13                           262,325

Aaa         AAA        1,100     State Series Corporate Purpose,
                                 HI, (FGIC), 5.00%, 10/1/17            1,097,194
--------------------------------------------------------------------------------
                                                                     $ 4,060,695
--------------------------------------------------------------------------------

Insured-Hospitals -- 1.1%
--------------------------------------------------------------------------------
Aaa         AAA       $  100     State of Hawaii Department of
                                 Budget and Finance, (Queen's
                                 Medical Center), (FGIC), 6.50%,
                                 7/1/12                              $   101,184

Aaa         AAA          100     State of Hawaii Department
                                 of Budget and Finance, (St.
                                 Francis Medical Centers),
                                 (CGIC), 6.50%, 7/1/22                   109,531
--------------------------------------------------------------------------------
                                                                     $   210,715
--------------------------------------------------------------------------------

Insured-Housing -- 2.7%
--------------------------------------------------------------------------------
Aaa         AAA       $  490     City and County of Honolulu,
                                 HI, Mortgage Revenue Bonds,
                                 (Smith Beretania), (MBIA),
                                 7.80%, 7/1/24                       $   526,378
--------------------------------------------------------------------------------
                                                                     $   526,378
--------------------------------------------------------------------------------

Insured-Transportation -- 9.9%
--------------------------------------------------------------------------------
Aaa        AAA        $  500     State of Hawaii Airports
                                 System, (AMT), (FGIC),
                                 7.50%, 7/1/20                       $   544,060

Aaa        AAA           100     State of Hawaii Airports
                                 System, (AMT), (MBIA),
                                 6.90%, 7/1/12                           120,040

Aaa        AAA           245     State of Hawaii Airports
                                 System, (AMT), (MBIA),
                                 7.00%, 7/1/18                           268,326

Aaa        AAA           650     State of Hawaii Harbor
                                 Revenue, (AMT), (FGIC),
                                 6.375%, 7/1/24                          715,923

Aaa        AAA           250     State of Hawaii Harbor
                                 Revenue, (AMT), (MBIA),
                                 7.00%, 7/1/17                           269,193
--------------------------------------------------------------------------------
                                                                     $ 1,917,542
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.8%
--------------------------------------------------------------------------------
Baa1       A          $   50     Puerto Rico Highway and
                                 Transportation Authority,
                                 5.50%, 7/1/36                       $    53,171

NR         NR            100     Virgin Islands Public
                                 Finance Authority, 7.25%,
                                 10/1/18                                 112,585
--------------------------------------------------------------------------------
                                                                     $   165,756
--------------------------------------------------------------------------------

Transportation -- 5.9%
--------------------------------------------------------------------------------
NR         BBB        $  200     Guam Airport Authority,
                                 (AMT), 6.70%, 10/1/23               $   220,236

Baa3       BBB-          180     Puerto Rico Port Authority,
                                 (American Airlines), (AMT),
                                 6.30%, 6/1/23                           192,586

Aa3        AA            715     State of Hawaii Highway
                                 Revenue, 5.00%, 7/1/12                  723,809
--------------------------------------------------------------------------------
                                                                     $ 1,136,631
--------------------------------------------------------------------------------

Water and Sewer -- 3.3%
--------------------------------------------------------------------------------
Aa3        AA         $  600     City and County of Honolulu,
                                 HI, Water Supply System, 5.80%,
                                 7/1/16                              $   639,570
--------------------------------------------------------------------------------
                                                                     $   639,570
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
  (identified cost $17,754,788)                                      $19,346,674
--------------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 52% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 26.7% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Kansas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)    Security                           Value
--------------------------------------------------------------------------------


Electric Utilities -- 1.5%
--------------------------------------------------------------------------------
NR        BBB        $  150      Guam Power Authority Revenue,
                                 6.625%, 10/1/14                    $   167,184
--------------------------------------------------------------------------------
                                                                    $   167,184
--------------------------------------------------------------------------------


General Obligations -- 13.1%
--------------------------------------------------------------------------------
Baa1      A          $  500      Commonwealth of Puerto Rico,
                                 Public Improvement, 0.00%,
                                 7/1/18                             $   179,870

Aa        NR            400      Douglas County, KS, USD #497,
                                 6.00%, 9/1/15                          429,736

Aa1       AA            890      Johnson County, KS, USD #229,
                                 5.00%, 10/1/16                         893,879
--------------------------------------------------------------------------------
                                                                    $ 1,503,485
--------------------------------------------------------------------------------


Hospitals -- 2.3%
--------------------------------------------------------------------------------
A3        NR         $  250      Lawrence, KS, Hospital Revenue,
                                 (Lawrence Memorial Hospital),
                                 6.20%, 7/1/19                      $   266,008
--------------------------------------------------------------------------------
                                                                    $   266,008
--------------------------------------------------------------------------------


Housing -- 29.3%
--------------------------------------------------------------------------------
Aaa       NR         $   70      Kansas City, KS, Mortgage
                                 Revenue, (AMT), (GNMA), 5.30%,
                                 5/1/07                               $  72,210

Aaa       NR             70      Kansas City, KS, Mortgage
                                 Revenue, (AMT), (GNMA), 5.30%,
                                 11/1/07                                 72,304

Aaa       NR            160      Kansas City, KS, Mortgage
                                 Revenue, (AMT), (GNMA), 5.90%,
                                 11/1/27                                165,075

NR        AAA           380      Kansas City, KS, Mortgage
                                 Revenue, (AMT), (GNMA), 7.00%,
                                 12/1/11                                403,150

NR        AAA           220      Kansas City, KS, Multifamily
                                 Housing Revenue, (FHA), 6.70%,
                                 7/1/23                                 229,645

Aa        NR            100      Kansas Development Authority,
                                 Single Family Housing, (FHA),
                                 (Martin Creek), 6.60%, 8/1/34          105,137

Aaa       A-            415      Labette County, KS, Single Family
                                 Mortgage Revenue, 0.00%, 12/1/14       181,143

Aaa       NR            175      Olathe and Labette County, KS,
                                 Single Family Mortgage Revenue,
                                 (AMT), (GNMA), 8.10%, 8/1/23           196,889

NR        AAA           205      Olathe, KS, Mortgage Loan
                                 Revenue, (AMT), (GNMA), 7.60%,
                                 3/1/07                                 217,056

NR        AAA           250      Olathe, KS, Multifamily Housing
                                 Revenue, (FNMA), 6.45%, 6/1/19         266,030

NR        AA            250      Puerto Rico Housing Finance Corp.,
                                 7.50%, 4/1/22                          265,373

Aaa       NR            235      Sedgwick and Shawnee County, KS,
                                 Single Family Revenue, (GNMA),
                                 7.75%, 11/1/24/(1)/                    269,453

Aaa       NR            455      Sedgwick County, KS, Single Family
                                 Mortgage Revenue, (GNMA), 8.00%,
                                 5/1/25                                 514,546

Aaa       NR             45      Sedgwick County, KS, Single Family
                                 Mortgage Revenue, (GNMA), 8.20%,
                                 5/1/14                                  50,845

NR        AAA           350      Wichita, KS, Multifamily Housing
                                 Revenue, (Broadmoor Chelsea
                                 Apartments), (AMT), (FNMA), 5.65%,
                                 7/1/16                                 360,021
--------------------------------------------------------------------------------
                                                                    $ 3,368,877
--------------------------------------------------------------------------------


Industrial Development Revenue / Pollution Control Revenue -- 2.3%
--------------------------------------------------------------------------------
A2        NR         $  100      Puerto Rico Industrial, Medical
                                 and Environmental Pollution
                                 Control Facility Finance
                                 Authority, (American Home
                                 Products), 5.10%, 12/1/18          $    99,485

Baa3      BBB-          150      Puerto Rico Port Authority,
                                 (American Airlines), (AMT),
                                 6.30%, 6/1/23                          160,488
--------------------------------------------------------------------------------
                                                                    $   259,973
--------------------------------------------------------------------------------


Insured-Electric Utilities -- 4.3%
--------------------------------------------------------------------------------
Aaa       AAA       $  345       Burlington, KS, Pollution Control
                                 Revenue, (Kansas Gas & Electric
                                 Co.), (MBIA), 7.00%, 6/1/31/(1)/   $   377,813

Aaa       AAA          100       Puerto Rico Electric Power
                                 Authority, "STRIPES", (FSA),
                                 Variable Rate, 7/1/02/(2)/             113,125
--------------------------------------------------------------------------------
                                                                    $   490,938
--------------------------------------------------------------------------------


Insured-General Obligations -- 14.3%
--------------------------------------------------------------------------------
Aaa       AAA       $  200       County of Johnson Unified, KS,
                                 (School District), (FGIC),
                                 6.00%, 10/1/16/(3)/                $   228,290

Aaa       AAA          150       Garnett, KS, Combined Utility
                                 Revenue Bonds, (MBIA), 6.00%,
                                 10/1/17                                159,792

                       See notes to financial statements

Kansas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)    Security                           Value
--------------------------------------------------------------------------------


Insured-General Obligations (continued)
--------------------------------------------------------------------------------
Aaa       AAA        $  200      Kansas City, KS, Utility
                                 Systems Revenue, (FGIC),
                                 6.375%, 9/1/23                     $   225,208

Aaa       AAA           500      Puerto Rico Public Building
                                 Authority, (AMBAC), 5.00%,
                                 7/1/27                                 496,170

Aaa       AAA           250      Sedgwick County, KS, USD #267,
                                 (AMBAC), 6.15%, 11/1/09                279,325

Aaa       AAA           230      Sedgwick County, KS, USD #267,
                                 (AMBAC), 6.15%, 11/1/10                256,275
--------------------------------------------------------------------------------
                                                                    $ 1,645,060
--------------------------------------------------------------------------------


Insured-Hospitals -- 25.5%
--------------------------------------------------------------------------------
Aaa       AAA        $1,000      Kansas State Development
                                 Finance Authority, Health
                                 Facilities Revenue, (St.
                                 Luke's), (MBIA), 5.375%,
                                 11/15/26/(4)/                      $ 1,017,539

Aaa       AAA           500      Kansas State Development
                                 Finance Authority, Health
                                 Facilities, (Stormont-Vail)
                                 (MBIA), 5.80%, 11/15/11                541,970

Aaa       AAA           200      Olathe, KS, Health Facilities,
                                 (Evangelical Lutheran Good
                                 Samaritan Society), (AMBAC),
                                 6.00%, 5/1/19                          216,806

Aaa       AAA           895      Shawnee County, KS, Health
                                 Care Facilities, (Menninger
                                 Foundation), (FSA), 5.00%,
                                 8/15/16                                889,630

Aaa       NR            250      State Development Finance
                                 Authority, KS, (Medical
                                 Center Inc.), (MBIA),
                                 5.50%, 11/15/22                        258,783
--------------------------------------------------------------------------------
                                                                    $ 2,924,728
--------------------------------------------------------------------------------


Insured-Housing -- 3.6%
--------------------------------------------------------------------------------
NR        AA         $  100      Puerto Rico Housing Finance
                                 Corp., (AMBAC), 7.50%, 10/1/11     $   104,213

Aaa       AAA           195      Sedgwick County, KS, Mortgage
                                 Loan Revenue, (MBIA), (AMT),
                                 (GNMA), 7.50%, 12/1/09                 205,150

Aaa       AAA           100      Sedgwick County, KS, Mortgage
                                 Loan Revenue, (MBIA), (AMT),
                                 (GNMA), 7.50%, 12/1/10                 105,205
--------------------------------------------------------------------------------
                                                                    $   414,568
--------------------------------------------------------------------------------


Transportation -- 3.8%
--------------------------------------------------------------------------------
NR        BBB        $  100      Guam Airport Authority, 6.50%,
                                 10/1/23                            $   109,818

NR        BBB           300      Guam Airport Authority, (AMT),
                                 6.70%, 10/1/23                         330,354
--------------------------------------------------------------------------------
                                                                    $   440,172
--------------------------------------------------------------------------------


Total Tax-Exempt Investments -- 100%
    (identified cost $10,851,895)                                   $11,480,993
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 47.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.0% to 20.8% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

/(3)/ When-issued security.

/(4)/ Security has been segregated to cover when-issued securities.

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of January 31, 1998


                                                                          Florida Insured          Hawaii            Kansas
                                                                             Portfolio            Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                                         $22,620,877         $17,754,788        $10,851,895
    Unrealized appreciation                                                   1,833,525           1,591,886            629,098
------------------------------------------------------------------------------------------------------------------------------------
Investments at value (Note 1A)                                              $24,454,402         $19,346,674        $11,480,993
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                        $       620         $   267,743        $       503
Receivable for investments sold                                                      --                  --              5,000
Interest receivable                                                             419,466             222,032            166,286
Receivable from the Investment Adviser (Note 2)                                  56,285              50,117             42,013
Deferred organization expenses (Note 1D)                                          2,631               2,409              2,380
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                $24,933,404         $19,888,975        $11,697,175
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                                $        --         $        --        $   226,431
Demand note payable (Note 5)                                                     50,000                  --             33,000
Payable for daily variation margin on open financial futures
    contracts (Notes 1E and 6)                                                   10,235               3,250              1,975
Payable to affiliate for Trustees' fees (Note 2)                                     22                  22                 22
Accrued expenses                                                                 23,074              21,569             17,123
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           $    83,331         $    24,841        $   278,551
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                   $24,850,073         $19,864,134        $11,418,624
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                     $23,029,531         $18,284,546        $10,795,895
Net unrealized appreciation of investments and financial futures
    contracts (computed on the basis of identified cost)                      1,820,542           1,579,588            622,729
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                       $24,850,073         $19,864,134        $11,418,624
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations


For the Year Ended January 31, 1998


                                                                          Florida Insured          Hawaii            Kansas
                                                                             Portfolio            Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                                              $1,337,092          $1,031,743         $  666,134
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                      $1,337,092          $1,031,743         $  666,134
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                              $   42,792          $   28,115         $   17,995
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                                      176                 176                176
Custodian fee (Note 1H)                                                          24,783              16,503             13,626
Legal and accounting services                                                    30,388              30,387             22,906
Bond pricing                                                                      4,480               4,719              4,667
Amortization of organization expenses (Note 1D)                                   2,417               2,210              2,184
Interest expense (Note 5)                                                         8,175                 365              2,265
Miscellaneous                                                                     1,831               1,798              1,648
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                               $  115,042          $   84,273         $   65,467
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of investment adviser fee (Note 2)                             $   42,792          $   28,115         $   17,995
    Allocation of expenses to the Investment Adviser (Note 2)                    56,285              50,117             42,013
    Reduction of custodian fee (Note 1H)                                         15,965               6,041              5,459
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                     $  115,042          $   84,273         $   65,467
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                 $       --          $       --         $       --
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                        $1,337,092          $1,031,743         $  666,134
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                          $  576,556          $  370,520         $  115,006
    Financial futures contracts                                                (274,762)           (101,480)           (28,812)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                                 $  301,794          $  269,040         $   86,194
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                      $  815,395          $  546,709         $  395,133
    Financial futures contracts                                                  (4,239)            (32,719)           (12,158)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments          $  811,156          $  513,990         $  382,975
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                              $1,112,950          $  783,030         $  469,169
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                   $2,450,042          $1,814,773         $1,135,303
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended January 31, 1998


                                                                          Florida Insured          Hawaii            Kansas
Increase (Decrease) in Net Assets                                            Portfolio            Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                   $ 1,337,092         $ 1,031,743        $   666,134
    Net realized gain on investment transactions                                301,794             269,040             86,194
    Net change in unrealized appreciation (depreciation)
        of investments                                                          811,156             513,990            382,975
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  $ 2,450,042         $ 1,814,773        $ 1,135,303
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                           $ 5,342,239         $ 4,723,447        $ 1,495,952
    Withdrawals                                                              (7,146,067)         (2,688,011)        (2,948,351)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions             $(1,803,828)        $ 2,035,436        $(1,452,399)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                       $   646,214         $ 3,850,209        $  (317,096)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                        $24,203,859         $16,013,925        $11,735,720
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                              $24,850,073         $19,864,134        $11,418,624
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended January 31, 1997


                                                                          Florida Insured          Hawaii            Kansas
Increase (Decrease) in Net Assets                                            Portfolio            Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                   $ 1,329,075         $   924,536        $   696,638
    Net realized gain (loss) on investment transactions                         (66,180)            (88,245)           116,773
    Net change in unrealized appreciation (depreciation)
        of investments                                                         (666,127)           (289,897)          (398,583)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  $   596,768         $   546,394        $   414,828
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                           $ 7,574,982         $ 2,082,938        $ 2,234,921
    Withdrawals                                                              (5,383,691)         (2,193,484)        (2,522,670)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions             $ 2,191,291         $  (110,546)       $  (287,749)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                                  $ 2,788,059         $   435,848        $   127,079
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                        $21,415,800         $15,578,077        $11,608,641
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                              $24,203,859         $16,013,925        $11,735,720
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                      Florida Insured Portfolio                     Hawaii Portfolio
                                              ---------------------------------------  ---------------------------------------
                                                       Year Ended January 31,                    Year Ended January 31,
                                              ---------------------------------------  ---------------------------------------
                                                 1998      1997       1996      1995*    1998      1997       1996       1995*
------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++:
------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                0.07%     0.09%     0.07%     0.01%+     0.03%     0.04%     0.06%     0.06%+
Net expenses after custodian fee reduction       0.00%     0.02%     0.00%       --       0.00%     0.00%     0.00%       --
Net investment income                            5.63%     5.76%     5.82%     5.73%+     5.70%     5.96%     6.01%     6.03%+
Portfolio Turnover                                 34%       36%       32%       33%        27%       21%       19%       66%
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $24,850   $24,204   $21,416   $14,400    $19,864   $16,014   $15,578   $12,865
------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                    0.48%     0.39%     0.39%     0.41%+     0.46%     0.43%     0.41%     0.38%+
Expenses after custodian fee reduction           0.41%     0.32%     0.32%       --       0.43%     0.39%     0.35%       --
Net investment income                            5.22%     5.46%     5.50%     5.33%+     5.27%     5.57%     5.66%     5.70%+
------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, March 2, 1994 to January 31, 1995.

/(1)/ The expense ratios for the year ended January 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                               Kansas Portfolio
                                                                            -------------------------------------------------------
                                                                                             Year Ended January 31,
                                                                            -------------------------------------------------------
                                                                               1998          1997           1996          1995*
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets++:
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                                              0.05%         0.08%          0.09%         0.01%+
Net expenses after custodian fee reduction                                     0.00%         0.00%          0.00%           --
Net investment income                                                          5.79%         5.91%          5.93%         5.68%+
Portfolio Turnover                                                               17%           49%            21%           12%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                     $11,419       $11,736        $11,609        $8,306
-----------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                  0.57%         0.48%          0.50%         0.43%+
Expenses after custodian fee reduction                                         0.52%         0.40%          0.41%           --
Net investment income                                                          5.27%         5.51%          5.52%         5.26%+
-----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, March 2, 1994 to January 31, 1995.

/(1)/ The expense ratios for the year ended January 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   ----------------------------------------------------------------------------
   Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EV Municipals Portfolios as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

   I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   J Other -- Investment transactions are accounted for on a trade date basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 1998, each Portfolio incurred advisory fees as follows:

   Portfolio                                         Amount      Effective Rate*
   -----------------------------------------------------------------------------
   Florida Insured                                  $42,792                0.18%

   Hawaii                                            28,115                0.16%

   Kansas                                            17,995                0.16%

   *As a percentage of average daily net assets.

   To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $42,792, $28,115 and $17,995, respectively, and $56,285, $50,117 and $42,013, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1998, no significant amounts have been deferred.


3  Investments
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 1998 were as follows:


   Florida Insured Portfolio
   -----------------------------------------------------------------------------
   Purchases                                                         $8,003,690

   Sales                                                              9,834,142


   Hawaii Portfolio
   -----------------------------------------------------------------------------
   Purchases                                                         $7,286,096

   Sales                                                              4,720,701


   Kansas Portfolio
   -----------------------------------------------------------------------------
   Purchases                                                         $1,889,771

   Sales                                                              2,229,865

EV Municipals Portfolios as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1998, as computed on a federal income tax basis, are as follows:

   Florida Insured Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                                                   $22,620,877
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $ 1,837,729

   Gross unrealized depreciation                                         (4,204)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                      $ 1,833,525
   -----------------------------------------------------------------------------


   Hawaii Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                                                   $17,754,788
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $ 1,593,406

   Gross unrealized depreciation                                         (1,520)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                      $ 1,591,886
   -----------------------------------------------------------------------------


   Kansas Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                                                   $10,851,895
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $   637,933

   Gross unrealized depreciation                                         (8,835)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                      $   629,098
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1998, the Florida Insured Portfolio and the Kansas Portfolio had balances outstanding pursuant to this line of credit of $50,000 and $33,000, respectively. The Florida Insured Portfolio, the Hawaii Portfolio and the Kansas Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 1998.


6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 1998, is as follows:


                    Futures
                    Contracts
                    Expiration                                    Net Unrealized
   Portfolio        Date              Contracts        Position   Depreciation
   -----------------------------------------------------------------------------
   Florida Insured  3/98        22 U.S. Treasury Bond    Short          $12,983
   -----------------------------------------------------------------------------
   Hawaii           3/98         8 U.S. Treasury Bond    Short          $12,298
   -----------------------------------------------------------------------------
   Kansas           3/98         4 U.S. Treasury Bond    Short          $ 6,369
   -----------------------------------------------------------------------------

    At January 31, 1998, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EV Municipals Portfolios as of January 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio, and Kansas Municipals Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1998 and 1997 and the supplementary data for each of the three years in the period ended January 31, 1998 and for the period from the start of business, March 2, 1994, to January 31, 1995. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio at January 31, 1998, and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.



                                               DELOITTE & TOUCHE LLP
                                               Boston, Massachusetts
                                               March 13, 1998

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

EV Municipals Portfolios as of January 31, 1998

INVESTMENT MANAGEMENT


Municipals Portfolios

Officers

Thomas J. Fetter
President of the Florida Insured, Hawaii and Kansas Municipals Portfolios and Portfolio Manager of Florida Insured Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President of Florida Insured, Hawaii and Kansas Municipals Portfolios and Portfolio Manager of Hawaii Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio Manager of Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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